Segments - Revenue by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 245.3	$ 307.5	$ 334.1
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	99.5	70.6	23.8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	75.6	52.6	114.7
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	39.5	43.2	50.0
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	30.7	108.1	102.4
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 0.0	$ 33.0	$ 43.2